Restatement of Previously Issued Consolidated Financial Statements (Details) - Schedule of statement of stockholders’ equity - SoundHound, Inc. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
As previously reported [Member]
Restatement of Previously Issued Consolidated Financial Statements (Details) - Schedule of statement of stockholders’ equity [Line Items]
Balance, beginning of year	$ (138,948)
Cumulative effect adjustment from adoption of Topic 606	(1,186)
Balance, beginning of year as restated	(140,134)
Issuance of common stock upon exercise of stock options	152
Other comprehensive gain	31
Stock-based compensation	3,328
Net loss	(61,188)
Balance, December 31, 2019	(197,811)
As Restated [Member]
Restatement of Previously Issued Consolidated Financial Statements (Details) - Schedule of statement of stockholders’ equity [Line Items]
Balance, beginning of year	(138,948)
Cumulative effect adjustment from adoption of Topic 606	(6,947)
Balance, beginning of year as restated	(145,895)
Issuance of common stock upon exercise of stock options	152
Other comprehensive gain	31
Stock-based compensation	3,328
Net loss	(64,467)
Balance, December 31, 2019	(206,851)
Adjustments Due to Errors [Member]
Restatement of Previously Issued Consolidated Financial Statements (Details) - Schedule of statement of stockholders’ equity [Line Items]
Cumulative effect adjustment from adoption of Topic 606	(5,761)
Balance, beginning of year as restated	(5,761)
Net loss	(3,279)
Balance, December 31, 2019	(9,040)
Reclassification Entries [Member]
Restatement of Previously Issued Consolidated Financial Statements (Details) - Schedule of statement of stockholders’ equity [Line Items]
Cumulative effect adjustment from adoption of Topic 606
Balance, beginning of year as restated
Balance, December 31, 2019